Schedule I - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 14,935	$ 26,290	$ 24,573
Adjustments to reconcile net income to net cash generated from operating activities:
Equity in profit of subsidiaries and variable interest entities	153	91
Share-based compensation	2,111	2,015	1,783
Increase (decrease) in accrued expenses and other liabilities	4,822	3,792	3,450
Decrease(increase) in prepayments and other assets	(4,429)	(843)	(1,315)
Increase in short-term borrowing	7,340
Exchange (gain) loss	(128)	(2,462)	(737)
Net cash generated from operating activities	37,731	38,969	37,779
Purchase of available-for-sale investment	(3,400)	(658)
Net cash used in investing activities	(64,294)	(34,023)	(4,311)
Repurchase of ordinary shares		(36,760)	(3,333)
Proceeds from share options exercised by employees		1,659	18
Loan to optionees in connection with exercise of options		(1,663)
Repayment of loan to optionees in connection with exercise of options	199	177	1,042
Capital contribution from noncontrolling interests	12,236	4,859
Dividends paid to shareholders	(14,839)	(31,138)	(28,199)
Net cash (used in) generated from financing activities	33,295	(62,866)	(29,887)
Net (decrease) increase in cash and cash equivalents	6,849	(64,222)	(176)
Cash and cash equivalents at beginning of the year	53,677
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	14,935	26,290	24,573
Adjustments to reconcile net income to net cash generated from operating activities:
Equity in profit of subsidiaries and variable interest entities	(19,287)	(27,902)	(26,910)
Share-based compensation	2,111	2,015	1,783
Increase (decrease) in accrued expenses and other liabilities	1,263	(29)	111
(Increase) decrease in amounts due from subsidiaries	(1,263)	(5,120)	(1,182)
Decrease(increase) in prepayments and other assets	12	(3)	24
Increase (decrease) in amounts due to a subsidiary	6,059	65,631	13,319
Increase in short-term borrowing			16,467
Exchange (gain) loss	(508)	(2,354)	(567)
Net cash generated from operating activities	4,383	59,957	28,185
Purchase of available-for-sale investment	(911)
Net cash used in investing activities	(911)
Repurchase of ordinary shares		(36,760)	(3,333)
Proceeds from share options exercised by employees		1,659	18
Loan to optionees in connection with exercise of options		(1,663)
Repayment of loan to optionees in connection with exercise of options	199	177	1,042
Capital contribution from noncontrolling interests	1,090
New short-term loan drawn down	14,414
Dividends paid to shareholders	(14,839)	(31,138)	(28,199)
Net cash (used in) generated from financing activities	864	(67,725)	(30,472)
Net (decrease) increase in cash and cash equivalents	4,336	(7,768)	(2,287)
Cash and cash equivalents at beginning of the year	1,685	9,453	11,740
Cash and cash equivalents at end of the year	6,021	1,685	$ 9,453
Parent Company | Long Term Intra Entity Foreign Currency Transaction Losses
Adjustments to reconcile net income to net cash generated from operating activities:
Exchange (gain) loss	$ 553	$ (925)